CPG COOPER SQUARE INTERNATIONAL EQUITY, LLC

SCHEDULE OF INVESTMENTS

June 30, 2022 (UNAUDITED)

Common Stock (80.01%)	Shares	Fair Value
Australia (1.91%)
Treasury Wine Estates, Ltd.	187,417	$1,462,757

Czech Republic (2.07%)
WAG Payment Solutions PLC(a)(b)	1,379,973	1,592,113

France (9.48%)
Edenred(b)	78,940	3,711,276
Safran SA(b)	36,195	3,564,912
		7,276,188

Germany (8.85%)
CTS Eventim AG & Co. KGaA(a)(b)	46,086	2,409,030
SAP SE(b)	39,836	3,620,334
Scout24 SE(b)(c)(d)	14,818	758,927
		6,788,291

Great Britain (10.37%)
Clarivate PLC(a)(b)	103,787	1,438,488
Melrose Industries PLC(b)	1,812,779	3,295,690
Petershill Partners PLC(b)(c)	362,437	946,347
RS GROUP PLC(b)	216,725	2,287,223
		7,967,748

Hong Kong (5.54%)
AIA Group, Ltd.	392,597	4,255,204

Ireland (7.15%)
CRH PLC(b)	101,899	3,515,500
Experian PLC(b)	67,541	1,973,526
		5,489,026

Japan (9.49%)
Justsystems Corp.	31,975	902,610
Keyence Corp.	5,925	2,022,756
NOF Corp.	88,060	3,260,401

Common Stock (continued)	Shares	Fair Value
Japan (9.49%) (continued)
Obic Co., Ltd.	7,730	$1,091,890
		7,277,657

Luxembourg (2.18%)
Perimeter Solutions SA(a)(b)	154,484	1,674,607

Netherlands (3.62%)
ASML Holding NV(b)	5,825	2,776,011

Switzerland (4.92%)
Alcon, Inc.(b)	54,224	3,776,734

United States (14.43%)
Fidelity National Information Services, Inc.(b)	48,047	4,404,468
PerkinElmer, Inc.(b)	17,369	2,470,219
S&P Global, Inc.	2,036	686,254
Sensata Technologies Holding PLC(b)	85,172	3,518,455
		11,079,396

Total Common Stock
(Cost $77,622,089)		$61,415,732

Underlying Security/Expiration Date/ Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS 0.24%
Call Options Purchased 0.04%
EURO STOXX 50 Index
07/15/22, $3,475, $1,597,971	241,255	27,286

Total Call Options Purchased
(Cost $48,734)		27,286

Put Options Purchased 0.20%
DAX Index
07/15/22, $13,000, $3,259,861	255	78,520
07/16/22, $13,000, $332,378	26	11,568
08/20/22, $12,450, $1,597,971	125	0
08/20/22, $12,450, $3,132,024	245	0
EURO STOXX 50 Index
07/16/22, $3,475, $3,603,419	1,043	69,738
08/20/22, $3,375, $1,347,395	390	0
08/20/22, $3,375, $2,694,791	780	0

Total Put Options Purchased
(Cost $457,387)		159,826

Total Investments (80.25%)		$61,602,844
Securities Sold Short (-25.89%)		$(19,876,438)
Other Assets In Excess of Liabilities (45.64%)(e)		35,036,373
Net Assets (100.00%)		$76,762,779

(a)	Non-income producing security.
(b)	All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of June 30, 2022, the aggregate value of those securities was $36,717,109, representing 47.83% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate fair value of securities restricted under Rule 144A was 1,705,274, representing 2.22% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2022, the aggregate fair value of those securities was $758,927 representing 0.99% of net assets.
(e)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

Country Composition (June 30, 2022) (Unaudited)

Common Stock
United States	14.43%
Great Britain	10.37%
Japan	9.49%
France	9.48%
Germany	8.85%
Ireland	7.15%
Hong Kong	5.54%
Switzerland	4.92%
Netherlands	3.62%
Luxembourg	2.18%
Czech Republic	2.07%
Australia	1.91%
80.01%

Securities Sold Short
Common Stock
Denmark	-0.07%
Netherlands	-0.14%
India	-0.16%
Belgium	-0.24%
Australia	-0.43%
Israel	-0.56%
Canada	-0.60%
France	-0.93%
Bermuda	-1.14%
Taiwan	-1.39%
Japan	-1.88%
Great Britain	-2.07%
Sweden	-2.13%
United States	-2.72%
Germany	-3.46%
Switzerland	-4.10%
Exchange Traded Funds
Brazil	-0.12%
European Union	-0.59%
India	-1.12%
United States	-2.06%
-25.89%

Percentages are based upon net assets.

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Brookfield Asset Mgmt Reinsurance Partners	$–	FEDEF-1D	– bps	09/30/2022	$15,555	$15,555
Morgan Stanley	Cosco Shipping Holdings Co., Ltd.	(57,987)	FEDEF-1D	(50) bps	05/08/2023	$(47,956)	$10,031
Morgan Stanley	Fluirida SA	(336,807)	FEDEF-1D	(50) bps	05/11/2023	(253,526)	83,281
Morgan Stanley	Giant Manufacturing Co., Ltd.	(357,592)	FEDEF-1D	(100) bps	06/20/2023	(347,245)	10,348
Morgan Stanley	Grifols SA	1,673,992	FEDEF-1D	40 bps	01/27/2023	1,675,730	1,738
Goldman Sachs	GS Swap GSCBHKDD Basket Index	(548,551)	HIBOR-1M	(55) bps	09/13/2022	(503,580)	44,971
Goldman Sachs	GS Swap GSCBLRST Basket Index	(306,372)	FEDEF-1D	(35) bps	03/08/2023	(245,830)	60,542
Goldman Sachs	GS Swap GSCBWLT2 Basket Index(a)	(1,299,222)	FEDEF-1D	(35) bps	03/08/2023	(1,097,287)	201,935
Bank of America
Merrill Lynch	Inditex	(429,510)	FEDEF-1D	(40) bps	06/26/2023	(422,958)	6,552
Goldman Sachs	James Hardie Industries PLC	(146,214)	FEDEF-1D	(50) bps	09/13/2022	(95,033)	51,181
Morgan Stanley	James Hardie Industries PLC	(36,715)	FEDEF-1D	(50) bps	01/03/2023	(20,623)	16,092
Morgan Stanley	JB Hi-Fi, Ltd.	(600,734)	FEDEF-1D	(50) bps	11/29/2022	(426,009)	174,726
Morgan Stanley	Lenovo Group, Ltd.	(748,081)	FEDEF-1D	(50) bps	11/04/2022	(675,332)	72,749
Morgan Stanley	MS Swap MSCBCMNT Basket Index	(362,108)	FEDEF-1D	(40) bps	05/26/2023	(310,177)	51,931
Morgan Stanley	MS Swap MSCBINDS Basket Index(a)	(1,388,367)	FEDEF-1D	(40) bps	07/27/2023	(1,312,155)	76,212
Morgan Stanley	MS Swap MSCBMINE Basket Index(a)	(969,455)	FEDEF-1D	(30) bps	04/17/2023	(825,400)	144,055
Morgan Stanley	MS Swap MSCBNRGY Basket Index(a)	(845,559)	FEDEF-1D	(44) bps	06/09/2023	(767,782)	77,777
Morgan Stanley	MS Swap MSCBTELE Basket Index	(631,572)	FEDEF-1D	(45) bps	07/21/2023	(626,047)	5,525
Morgan Stanley	MS Swap MSCBUTES Basket Index	(758,223)	ESTR-1D	(32) bps	06/26/2023	(697,399)	60,823
Morgan Stanley	MS Swap MSSEEWT Basket Index(a)	(966,834)	FEDEF-1D	(110) bps	01/13/2023	(782,782)	184,052
Morgan Stanley	MS Swap MSSENERGY Basket Index	(285,603)	FEDEF-1D	(50) bps	04/10/2023	(279,731)	5,872
Morgan Stanley	MS Swap MSUKCONS Basket Index(a)	(1,251,333)	SONIA-1D	(45) bps	06/30/2023	(1,143,620)	107,713
Morgan Stanley	Msgasoff Index Trs	(461,435)	ESTR-1D	(32) bps	07/24/2023	(458,132)	3,303
Morgan Stanley	Mshkresi Index Trs	(323,190)	FEDEF-1D	(50) bps	05/04/2023	(321,931)	1,259
Morgan Stanley	Payb Sx7e Index (usd) Trs	(1,922,192)	FEDEF-1D	(40) bps	05/22/2023	(1,785,658)	136,534
Morgan Stanley	Sartorius Stedim Biotech	547,329	FEDEF-1D	50 bps	06/12/2023	549,145	1,816
Morgan Stanley	Sonic Healthcare, Ltd.	(271,430)	FEDEF-1D	(50) bps	12/01/2022	(225,200)	46,230
Morgan Stanley	STOXX Europe 600 Chemicals Index	(106,110)	FEDEF-1D	(10) bps	04/25/2023	(91,739)	14,371
		(13,189,875)				(11,522,702)	$1,667,174

Counterparty	Reference Entity/Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/(Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Morgan Stanley	Adyen NV	$1,351,050	FEDEF-1D	50 bps	09/02/2022	$1,012,857	$(338,193)
Morgan Stanley	Amadeus IT Group SA	2,504,491	FEDEF-1D	50 bps	09/30/2022	2,163,634	(340,857)
Morgan Stanley	Amplifon SPA	688,442	FEDEF-1D	50 bps	04/28/2023	550,430	(138,012)
Morgan Stanley	Aritzia Inc	699,234	FEDEF-1D	30 bps	04/10/2023	526,418	(172,816)

Morgan Stanley	ATS Automation Tooling Systems, Inc.	$1,395,051	FEDEF-1D	30 bps	09/06/2022	$1,236,805	$(158,246)
Morgan Stanley	Aveva Group	1,514,585	FEDEF-1D	50 bps	01/10/2023	1,047,701	(466,884)
Morgan Stanley	Becle SAB de CV	1,498,114	FEDEF-1D	130 bps	09/02/2022	1,372,299	(125,815)
Morgan Stanley	Brookfield Asset Management, Inc. Class A	4,236,825	FEDEF-1D	30 bps	10/20/2022	3,523,136	(713,689)
Morgan Stanley	Bureau Veritas SA	1,986,710	FEDEF-1D	50 bps	02/03/2023	1,709,153	(277,556)
Morgan Stanley	Constellation Software, Inc.	432,119	FEDEF-1D	30 bps	03/22/2023	385,152	(46,968)
Morgan Stanley	Dechra Pharma	777,856	FEDEF-1D	50 bps	05/12/2023	758,328	(19,528)
Morgan Stanley	Diasorin SPA	824,254	FEDEF-1D	50 bps	04/25/2023	762,698	(61,556)
Morgan Stanley	Eurofins Scientific	763,730	FEDEF-1D	50 bps	04/25/2023	634,925	(128,805)
Morgan Stanley	Fisher & Paykel He NPV	161,625	FEDEF-1D	50 bps	05/15/2023	137,779	(23,846)
Morgan Stanley	Gn Store Nord A/S	1,615,015	FEDEF-1D	50 bps	01/10/2023	1,090,618	(524,397)
Goldman Sachs	Gscbsehk Basket Trs	709,669	FEDEF-1D	40 bps	07/12/2023	706,054	(3,614)
Morgan Stanley	JD.Com, Inc.	4,632,547	FEDEF-1D	50 bps	09/26/2022	4,025,271	(607,277)
Morgan Stanley	London Stock Exchange	1,843,322	FEDEF-1D	50 bps	04/03/2023	1,748,537	(94,785)
Morgan Stanley	MS Swap MSESMACH Basket Index(a)	1,929,132	ESTR-1D	59 bps	07/24/2023	1,920,427	(8,705)
Morgan Stanley	Olympus Corp Npv	2,313,706	FEDEF-1D	50 bps	01/13/2023	2,150,695	(163,012)
Morgan Stanley	Partners Group Holding AG	1,350,392	FEDEF-1D	50 bps	10/03/2022	885,943	(464,449)
Bank of America
Merrill Lynch	Payb Mlsestim Index Trs	(289,335)	FEDEF-1D	(40) bps	07/17/2023	(297,522)	(8,187)
Morgan Stanley	Rentokil	1,248,659	FEDEF-1D	50 bps	02/21/2023	1,128,710	(119,949)
Morgan Stanley	Rightmove	250,614	FEDEF-1D	50 bps	05/11/2023	228,577	(22,037)
Morgan Stanley	Schneider Electric	3,159,580	FEDEF-1D	50 bps	02/03/2023	2,252,155	(907,425)
Morgan Stanley	Symrise Ag	441,662	FEDEF-1D	50 bps	04/25/2023	403,338	(38,324)
Morgan Stanley	Treasury Wine Estates, Ltd.	2,084,019	FEDEF-1D	50 bps	09/02/2022	1,936,682	(147,336)
Morgan Stanley	Universal Music Group	1,255,218	FEDEF-1D	50 bps	04/04/2023	1,067,694	(187,524)
Morgan Stanley	Worldline SA/France	2,739,263	FEDEF-1D	50 bps	01/03/2023	1,914,204	(825,059)
Bank of America
Merrill Lynch	Yadea Group Holdings	(59,427)	FEDEF-1D	(35) bps	04/25/2023	(88,115)	(28,687)
		$44,058,122				$36,894,583	$(7,163,538)
TOTAL		$30,868,247				$25,371,881	$(5,496,364)

ESTR-1D - Euro Short-Term Rate (Daily)

FEDEF-1D - Federal Funds Effective Rate (Daily)

HIBOR-1M - Hong Kong Interbank Offered Rate (Monthly)

SONIA-1D - Daily Sterling Overnight Index Average (Daily)

(a)	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBWLT2 Basket Index as of June 30, 2022.

GS Swap GSCBWLT2 Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Best Buy Co., Inc.	(929)	(USD 60,551)	5.52%
Callaway Golf Co.	(3,884)	(79,236)	7.22%
Canada Goose Holdings, Inc.	(3,097)	(55,779)	5.08%
Floor & Decor Holdings, Inc.	(895)	(56,362)	5.14%
Fortune Brands Home & Security, Inc.	(977)	(58,508)	5.33%
Harley-Davidson, Inc.	(2,645)	(83,737)	7.63%
Home Depot, Inc.	(252)	(69,108)	6.30%
Lowe's Cos., Inc.	(395)	(68,969)	6.29%
Masco Corp.	(1,444)	(73,083)	6.66%
Revolve Group, Inc.	(8,796)	(227,898)	20.77%
Sonos, Inc.	(3,989)	(71,962)	6.56%
Tapestry, Inc.	(2,448)	(74,712)	6.81%
Target Corp.	(313)	(44,263)	4.03%
Thor Industries, Inc.	(978)	(73,070)	6.66%
Common Stocks Total		(1,097,238)	100.00%

Total Short Securities (US Dollars)		(1,097,238)

Remaining Securities and Cash		(49)
Grand Total (US Dollars)		(USD 1,097,287)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBINDS Basket Index as of June 30, 2022.

MS Swap MSCBINDS Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
ABB, Ltd.	(8,445)	(USD 224,553)	17.11%
GEA Group AG	(9,933)	(341,500)	26.03%
Prysmian SpA	(10,438)	(285,999)	21.80%
Siemens AG	(4,532)	(460,008)	35.06%
Common Stocks Total		(1,312,060)	100.00%

Total Short Securities (US Dollars)		(1,312,060)

Remaining Securities and Cash		(95)
Grand Total (US Dollars)		(USD 1,312,155)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBMINE Basket Index as of June 30, 2022.

MS Swap MSCBMINE Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Anglo American PLC	(2,555)	(USD 91,559)	11.03%
Antofagasta PLC	(5,219)	(73,218)	8.82%
BHP Group, Ltd.	(7,736)	(216,291)	26.05%
Rio Tinto PLC	(2,994)	(182,060)	21.93%
Southern Copper Corp.	(1,638)	(81,583)	9.83%
Teck Resources, Ltd.	(4,926)	(150,578)	18.14%
Thungela Resources, Ltd.	(256)	(3,613)	0.44%
Woodside Energy Group, Ltd.	(1,453)	(31,240)	3.76%
Common Stocks Total		(830,142)	100.00%

Total Short Securities (US Dollars)		(830,142)

Remaining Securities and Cash		4,742
Grand Total (US Dollars)		(USD 825,400)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBNRGY Basket Index as of June 30, 2022.

MS Swap MSCBNRGY Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
BP PLC	(38,016)	(USD 179,817)	23.41%
Eni SpA	(13,757)	(162,878)	21.20%
Galp Energia SGPS SA	(2,529)	(29,562)	3.85%
Shell PLC	(7,712)	(200,291)	26.07%
TotalEnergies SE	(3,716)	(195,673)	25.47%
Common Stocks Total		(768,221)	100.00%

Total Short Securities (US Dollars)		(768,221)

Remaining Securities and Cash		439
Grand Total (US Dollars)		(USD 767,782)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSSEEWT Basket Index as of June 30, 2022.

MS Swap MSSEEWT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accton Technology Corp.	(818)	(USD 6,560)	0.84%
Advantech Co., Ltd.	(670)	(7,797)	1.00%
Airtac International Group	(227)	(7,556)	0.97%
ASE Technology Holding Co., Ltd.	(4,499)	(11,563)	1.48%
Asia Cement Corp.	(4,494)	(6,607)	0.84%
ASMedia Technology, Inc.	(72)	(2,688)	0.34%
Asustek Computer, Inc.	(1,079)	(11,265)	1.44%
AUO Corp.	(16,150)	(8,883)	1.13%
Catcher Technology Co., Ltd.	(1,224)	(6,819)	0.87%
Cathay Financial Holding Co., Ltd.	(10,634)	(18,184)	2.32%
Chailease Holding Co., Ltd.	(2,029)	(14,224)	1.82%
Chang Hwa Commercial Bank, Ltd.	(10,733)	(6,225)	0.80%
Cheng Shin Rubber Industry Co., Ltd.	(4,087)	(4,864)	0.62%
ChiCo.ny Electronics Co., Ltd.	(1,633)	(4,067)	0.52%
China Development Financial Holding Corp.	(28,446)	(13,939)	1.78%
China Steel Corp.	(16,361)	(15,707)	2.01%
Chunghwa TeleCo.m Co., Ltd.	(4,905)	(20,111)	2.57%
Compal Electronics, Inc.	(8,385)	(6,456)	0.82%
CTBC Financial Holding Co., Ltd.	(23,313)	(19,583)	2.50%
Delta Electronics, Inc.	(2,674)	(19,924)	2.55%
E.Sun Financial Holding Co., Ltd.	(16,486)	(16,156)	2.06%
Eclat Textile Co., Ltd.	(406)	(5,675)	0.72%
Evergreen Marine Corp. Taiwan, Ltd.	(6,749)	(19,234)	2.46%
Far Eastern New Century Corp.	(6,335)	(6,778)	0.87%
Far EasTone Telecommunications Co., Ltd.	(3,068)	(8,620)	1.10%
Feng TAY Enterprise Co., Ltd.	(906)	(5,345)	0.68%
First Financial Holding Co., Ltd.	(15,279)	(13,445)	1.72%
Formosa Chemicals & Fibre Corp.	(4,704)	(11,806)	1.51%
Formosa Petrochemical Corp.	(2,247)	(7,077)	0.90%
Formosa Plastics Corp.	(5,318)	(19,411)	2.48%
FoxCo.nn Technology Co., Ltd.	(2,436)	(4,044)	0.52%
Fubon Financial Holding Co., Ltd.	(9,673)	(19,443)	2.48%
Giant Manufacturing Co., Ltd.	(614)	(4,952)	0.63%
GlobaIwafers Co., Ltd.	(409)	(6,233)	0.80%
Highwealth Construction Corp.	(2,859)	(4,346)	0.56%
Hiwin Technologies Corp.	(560)	(4,493)	0.57%
Hon Hai Precision Industry Co., Ltd.	(15,338)	(56,289)	7.19%
Hotai Motor Co., Ltd.	(463)	(9,433)	1.21%
Hua Nan Financial Holdings Co., Ltd.	(14,268)	(10,843)	1.39%
Innolux Corp.	(16,771)	(6,876)	0.88%
Inventec Corp.	(6,336)	(5,385)	0.69%
Largan Precision Co., Ltd.	(132)	(7,683)	0.98%
Lite-On Technology Corp.	(3,681)	(7,178)	0.92%
Mega Financial Holding Co., Ltd.	(14,517)	(17,275)	2.21%
Micro-Star International Co., Ltd.	(1,429)	(5,457)	0.70%
Nan Ya Plastics Corp.	(6,746)	(18,821)	2.40%
Nanya Technology Corp.	(2,659)	(4,413)	0.56%
Nien Made Enterprise Co., Ltd.	(409)	(4,029)	0.51%
Novatek Microelectronics Corp.	(874)	(8,878)	1.13%
Oneness Biotech Co, Ltd.	(609)	(3,594)	0.46%
Pegatron Corp.	(3,272)	(6,282)	0.80%
Phison Electronics Corp.	(409)	(3,727)	0.48%
Pou Chen Corp.	(5,518)	(5,463)	0.70%
Powertech Technology, Inc.	(1,636)	(4,826)	0.62%
President Chain Store Corp.	(874)	(8,010)	1.02%
Quanta Computer, Inc.	(4,090)	(10,961)	1.40%
Realtek Semiconductor Corp.	(701)	(8,555)	1.09%
Ruentex Development Co., Ltd.	(4,289)	(10,595)	1.35%
Shanghai Commercial & Savings Bank, Ltd.	(5,723)	(10,244)	1.31%
Shin Kong Financial Holding Co., Ltd.	(22,688)	(6,579)	0.84%
SinoPac Financial Holdings Co., Ltd.	(18,808)	(10,720)	1.37%
Synnex Technology International Corp.	(3,269)	(5,852)	0.75%
Taishin Financial Holding Co., Ltd.	(18,166)	(9,992)	1.28%
Taiwan Business Bank	(15,635)	(6,098)	0.78%
Taiwan Cement Corp.	(7,358)	(9,787)	1.25%
Taiwan Cooperative Financial Holding Co., Ltd.	(14,597)	(13,137)	1.68%
Taiwan High Speed Rail Corp.	(5,107)	(4,800)	0.61%
Taiwan Mobile Co., Ltd.	(2,656)	(9,640)	1.23%
Unimicron Technology Corp.	(2,215)	(11,805)	1.51%
Uni-President Enterprises Corp.	(6,340)	(14,264)	1.82%
United Microelectronics Corp.	(16,156)	(21,325)	2.72%
Vanguard International Semiconductor Corp.	(1,637)	(4,223)	0.54%
Walsin Technology Corp.	(705)	(2,130)	0.27%
Win Semiconductors Corp.	(614)	(3,969)	0.51%
Winbond Electronics Corp.	(8,385)	(6,121)	0.78%
Wistron Corp.	(5,927)	(5,334)	0.68%
Wiwynn Corp.	(205)	(4,793)	0.61%
WPG Holdings, Ltd.	(3,681)	(6,810)	0.87%
Yageo Corp.	(588)	(6,094)	0.78%
Yuanta Financial Holding Co., Ltd.	(14,517)	(9,581)	1.22%
Zhen Ding Technology Holding, Ltd.	(1,429)	(4,943)	0.63%
Common Stocks Total		(782,894)	100.00%

Total Short Securities (US Dollars)		(782,894)

Remaining Securities and Cash		112
Grand Total (US Dollars)		(USD 782,782)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSUKCONS Basket Index as of June 30, 2022.

MS Swap MSUKCONS Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Basic-Fit NV	(416)	(GBP 12,935)	1.38%
Dunelm Group PLC	(1,187)	(9,603)	1.02%
Frasers Group PLC	(2,110)	(13,928)	1.48%
Currys PLC	(14,491)	(9,854)	1.05%
Burberry Group PLC	(840)	(13,793)	1.47%
HUGO BOSS AG	(336)	(14,580)	1.55%
Geberit AG	(392)	(154,800)	16.49%
Howden Joinery Group PLC	(17,260)	(104,080)	11.09%
Greggs PLC	(576)	(10,442)	1.11%
JD Sports Fashion PLC	(57,917)	(66,605)	7.09%
Next PLC	(3,521)	(203,991)	21.73%
Tesco PLC	(39,214)	(99,996)	10.65%
Associated British Foods PLC	(13,572)	(214,299)	22.83%
Watches of Switzerland Group PLC	(1,293)	(9,940)	1.06%
Common Stocks Total		(938,846)	100.00%

Total Short Securities (British Pounds)		(938,846)

06/30 USDGBP Spot Rate of		0.821
Grand Total (US Dollars)		(USD 1,143,620)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSESMACH Basket Index as of June 30, 2022.

MS Swap MSESMACH Basket Index

Description	Shares	Value	Percentage of Value
Long Securities
Common Stocks
Bayer AG	21,895	EUR 1,241,866	67.60%
Brookfield Renewable Partners LP	6,734	224,174	12.20%
Epiroc AB (A Shares)	5,573	82,147	4.47%
Epiroc AB(B Shares)	6,502	83,873	4.57%
Nibe Industrier AB	28,591	204,997	11.16%
Common Stocks Total		1,837,057	100.00%

Total Long Securities (Euros)		1,837,057

06/30 USDEUR Spot Rate of		0.957
Grand Total (US Dollars)		USD 1,920,427

See accompanying Notes to Schedule of Investments.

Securities Sold Short(a)
	Shares	Fair Value
Common Stocks (22.00%)
Australia (0.43%)
Atlassian Corp. PLC, Class A	(1,746)	$(327,200)

Belgium (0.24%)
Etablissements Franz Colruyt NV	(6,666)	(180,845)

Bermuda (1.14%)
Triton International, Ltd.	(16,568)	(872,305)

Canada (0.60%)
Canadian Tire Corp., Ltd.	(2,598)	(327,079)
Gildan Activewear, Inc.	(4,558)	(130,915)
		(457,994)
Denmark (0.07%)
Pandora A/S	(809)	(50,780)

France (0.93%)
Publicis Groupe SA	(1,161)	(56,634)
Remy Cointreau SA	(3,629)	(632,449)
Trigano SA	(232)	(22,654)
		(711,737)
Germany (3.46%)
adidas AG	(2,914)	(514,117)
Bayerische Motoren Werke AG	(6,769)	(519,851)
Duerr AG	(4,129)	(94,794)
HelloFresh SE	(7,129)	(229,925)
Mercedes-Benz Group AG	(11,078)	(639,530)
Wacker Chemie AG	(3,023)	(434,870)
Zalando SE	(8,587)	(224,073)
		(2,657,160)
Great Britain (2.07%)
Amcor PLC	(45,797)	(569,257)
GSK PLC	(7,486)	(160,517)
International Consolidated Airlines Group SA	(62,091)	(81,152)
Lloyds Banking Group PLC	(1,144,020)	(587,836)
Lyx Ftse Mib Dr	(8,488)	(189,145)
		(1,587,907)
India (0.16%)
Infosys, Ltd., ADR	(2,534)	(46,904)
Wipro, Ltd., ADR	(14,569)	(77,361)
		(124,265)
Israel (0.56%)
ZIM Integrated Shipping Services, Ltd.	(9,090)	(429,321)

Japan (1.88%)
Daikin Industries, Ltd.	(4,720)	(755,659)
Disco Corp.	(490)	(116,139)
Nippon Yusen KK	(6,250)	(426,466)

	Shares	Fair Value
Japan (continued)
Shimano, Inc.	(880)	(148,464)
		(1,446,728)
Netherlands (0.14%)
Randstad NV	(2,160)	(104,328)

Sweden (2.13%)
Atlas Copco AB	(31,582)	(263,630)
EQT AB	(9,480)	(193,719)
H & M Hennes & Mauritz AB, Class B	(73,823)	(880,049)
Thule Group AB	(12,062)	(295,800)
		(1,633,198)
Switzerland (4.10%)
ABB, Ltd.	(14,903)	(396,334)
Cie Financiere Richemont SA, Class A	(3,631)	(385,534)
Kuehne + Nagel International AG	(1,731)	(408,634)
Nestle SA	(3,728)	(433,957)
STMicroelectronics NV	(25,597)	(802,811)
Swisscom AG	(1,309)	(721,122)
		(3,148,392)
Taiwan (1.39%)
iShares MSCI Taiwan ETF	(14,397)	(725,897)
United Microelectronics Corp., Sponsored ADR	(50,503)	(341,905)
		(1,067,802)
United States (2.72%)
Airbnb, Inc., Class A	(1,050)	(93,534)
Brunswick Corp.	(2,048)	(133,898)
CSX Corp.	(4,310)	(125,249)
HP, Inc.	(16,645)	(545,623)
iShares MSCI Spain ETF	(16,136)	(376,292)
JB Hunt Transport Services, Inc.	(4,234)	(666,728)
Norfolk Southern Corp.	(563)	(127,964)
Polaris, Inc.	(172)	(17,076)
		(2,086,364)
Total Common Stocks
(Proceeds $19,088,835)		$(16,886,326)

Exchange Traded Funds (3.89%)
iShares® Core MSCI Total International Stock ETF	(8,244)	(470,155)
iShares® MSCI ACWI ex US ETF	(10,861)	(488,745)
iShares® MSCI Brazil ETF	(3,343)	(91,565)
iShares® U.S. Home Construction ETF	(2,697)	(141,593)
Vanguard® FTSE Europe ETF	(8,589)	(453,671)
Vanguard® Total International Stock ETF	(9,354)	(482,760)
WisdomTree India Earnings Fund	(29,050)	(861,623)
Total Exchange Traded Funds
(Proceeds $3,672,865)		$(2,990,112)

Total Securities Sold Short (25.89%)
(Proceeds $22,761,700)		$(19,876,438)

PUT OPTIONS WRITTEN

Underlying Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
DAX Index	Morgan Stanley	07/15/2022	$11,800	(130)	$1,661,890	$(4,628)
DAX Index	Morgan Stanley	07/16/2022	11,000	(151)	1,930,349	(2,877)
DAX Index	Morgan Stanley	08/20/2022	11,000	(125)	1,597,971	–
DAX Index	Morgan Stanley	08/20/2022	11,000	(245)	3,132,024	–
EURO STOXX 50 Index	Morgan Stanley	07/16/2022	2,925	(503)	1,737,795	(1,892)
EURO STOXX 50 Index	Morgan Stanley	07/16/2022	3,075	(545)	1,882,899	(2,417)
EURO STOXX 50 Index	Morgan Stanley	08/20/2022	3,000	(780)	2,694,791	–
EURO STOXX 50 Index	Morgan Stanley	08/20/2022	3,000	(390)	1,347,395	–
					$15,985,114	$(11,814)

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited)

June 30, 2022

The following is a summary of significant accounting policies followed by CPG Cooper Square International Equity, LLC (the “Fund”) in the preparation of its Consolidated Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. If there is no trade or bid/ask on the previous day, the security will be fair valued. Equity-linked instruments, such as total return swaps, are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value within the valuation hierarchy as of June 30, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	61,415,732	–	–	61,415,732
Call Options Purchased	–	27,286	–	27,286
Put Options Purchased	–	159,826	–	159,826
TOTAL	$61,415,732	$187,112	$–	$61,602,844

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	–	1,667,174	–	1,667,174
Liabilities
Securities Sold Short
Common Stocks	(16,886,326)	–	–	(16,886,326)
Exchange Traded Funds	(2,990,112)	–	–	(2,990,112)
Written Options	–	(11,814)	–	(11,814)
Total Return Swap Contracts(a)	–	(7,163,538)	–	(7,163,538)
TOTAL	$(19,876,438)	(5,508,178)	$–	(25,384,616)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Derivative Instruments: The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

These associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: The Fund entered into total return contracts as of June 30, 2022. Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Generally, upon entering into a total return swap no amount is recorded.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to make or receive payments to or from the counterparty based on the movement of credit spreads on the related indexes or securities.